BlackRock Inflation Protected Bond Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited)
March 31, 2023
Security
Par (000)
Pa r (000) Value
Asset-Backed Securities
United States — 2.9%
(a)
AMSR Trust
Series 2020-SFR4, Class E2,
2.46%, 11/17/37 .......... USD 3,000 $ 2,677,525
Series 2020-SFR5, Class E2,
2.93%, 11/17/37 .......... 3,000 2,702,299
Series 2021-SFR1, Class D, 2.60%,
06/17/38
(b)
.............. 2,500 2,091,656
Series 2021-SFR1, Class E2,
2.90%, 06/17/38
(b)
......... 3,700 3,079,038
Series 2021-SFR2, Class E2,
2.58%, 08/17/38 .......... 2,000 1,704,845
Series 2022-SFR1, Class E2,
4.64%, 03/17/39 .......... 4,912 4,477,427
FirstKey Homes Trust
Series 2020-SFR1, Class F1,
3.64%, 08/17/37 .......... 1,800 1,662,811
Series 2020-SFR1, Class F2,
4.28%, 08/17/37 .......... 2,143 1,987,446
Series 2020-SFR2, Class E, 2.67%,
10/19/37 ............... 3,000 2,722,432
FRTKL, Series 2021-SFR1, Class E2,
2.52%, 09/17/38 ............ 4,000 3,357,760
Home Partners of America Trust
Series 2021-2, Class E2, 2.95%,
12/17/26 ............... 3,873 3,383,115
Series 2021-3, Class E2, 3.35%,
01/17/41 ............... 3,721 3,032,491
Mill City Solar Loan Ltd., Series 2019-
1A, Class A, 4.34%, 03/20/43 ... 1,025 943,956
New Residential Mortgage Loan Trust,
Series 2022-SFR1, Class E2,
3.70%, 02/17/39 ............ 4,000 3,551,318
Progress Residential Trust
Series 2019-SFR3, Class G, 4.12%,
09/17/36 ............... 3,200 3,020,335
Series 2020-SFR1, Class E, 3.03%,
04/17/37 ............... 3,000 2,783,585
Series 2020-SFR3, Class E, 2.30%,
10/17/27 ............... 3,000 2,697,044
Series 2021-SFR10, Class E2,
3.67%, 12/17/40 .......... 799 662,103
Series 2021-SFR11, Class E2,
3.53%, 01/17/39 .......... 4,000 3,312,940
Series 2021-SFR4, Class E2,
2.56%, 05/17/38 .......... 3,455 3,000,291
Series 2021-SFR4, Class F, 3.41%,
05/17/38 ............... 1,000 879,033
Series 2021-SFR8, Class E2,
2.53%, 10/17/38 .......... 4,000 3,380,900
Series 2021-SFR9, Class E2,
3.01%, 11/17/40 .......... 3,500 2,888,941
Series 2022-SFR1, Class E2,
3.99%, 02/17/41 .......... 4,000 3,393,246
Series 2022-SFR2, Class E2,
4.80%, 04/17/27 .......... 3,000 2,728,453
Series 2022-SFR7, Class D, 5.50%,
10/27/39 ............... 3,165 3,082,936
Tricon American Homes Trust
Series 2020-SFR1, Class E, 3.54%,
07/17/38 ............... 2,000 1,867,330
Series 2020-SFR2, Class E2,
3.08%, 11/17/39 .......... 4,000 3,337,264
Security
Par (000)
Par (000) Value
United States (continued)
Tricon Residential Trust, Series 2021-
SFR1, Class E2, 2.89%, 07/17/38 USD 3,500 $ 3,085,788
77,494,308
Total Asset-Backed Securities — 2.9%
(Cost: $88,065,704) .............................. 77,494,308
Shares
Shares
Common Stocks
United States — 0.0%
Blackstone Mortgage Trust, Inc., Class
A ...................... 20,000 357,000
Invitation Homes, Inc. ........... 15,000 468,450
825,450
Total Common Stocks — 0.0%
(Cost: $1,305,280) .............................. 825,450
Par (000)
Pa r (000)
Corporate Bonds
China — 0.1%
Central China Real Estate Ltd., 7.25%
,
07/16/24
(c)
................ 545 115,812
China Aoyuan Group Ltd., 6.20%
,
03/24/26
(c)(d)(e)
.............. 545 49,050
China SCE Group Holdings Ltd.,
7.00%
,
05/02/25
(c)
........... 545 245,250
CIFI Holdings Group Co. Ltd., 4.45%
,
08/17/26
(c)(d)(e)
.............. 545 111,725
Easy Tactic Ltd., 7.50%
,
(7.50% Cash
or 7.50% PIK), 07/11/28
(f)
...... 589 123,355
Fantasia Holdings Group Co. Ltd.,
10.88%
,
01/09/23
(c)(d)(e)
........ 345 35,362
Jingrui Holdings Ltd., 12.00%
,
12/31/49
(c)(d)(e)
.............. 545 35,425
Kaisa Group Holdings Ltd., 11.70%
,
11/11/25
(c)(d)(e)
.............. 545 62,675
KWG Group Holdings Ltd., 5.95%
,
08/10/25
(c)
................ 545 141,700
Logan Group Co. Ltd., 4.50%
,
01/13/28
(c)(d)(e)
.............. 545 123,749
Modern Land China Co. Ltd.
(b)(c)(d)(e)(f)
8.00%, (8.00% Cash or 10.00%
PIK), 12/30/24 ........... 155 7,345
9.00%, (9.00% Cash or 11.00%
PIK), 12/30/25 ........... 155 6,850
9.00%, (9.00% Cash or 11.00%
PIK), 12/30/26 ........... 155 6,948
9.00%, (9.00% Cash or 11.00%
PIK), 12/30/27 ........... 155 6,607
Powerlong Real Estate Holdings Ltd.,
6.25%
,
08/10/24
(c)
........... 345 81,140
Redco Properties Group Ltd., 9.90%
,
02/17/24
(c)(d)(e)
.............. 545 65,570
Redsun Properties Group Ltd., 7.30%
,
01/13/25
(c)(d)(e)
.............. 545 63,629
Ronshine China Holdings Ltd., 7.10%
,
01/25/25
(c)(d)(e)
.............. 545 36,788

BlackRock Inflation Protected Bond Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2023
Security
Par (000)
Par (000) Value
China (continued)
Sino-Ocean Land Treasure III Ltd., (5-
Year US Treasury Yield Curve Rate
T Note Constant Maturity + 3.26%),
6.88%
(b)(c)(g)
................ USD 545 $ 170,755
Sunac China Holdings Ltd., 7.00%
,
07/09/25
(c)(d)(e)
.............. 545 126,712
Times China Holdings Ltd., 5.75%
,
01/14/27
(c)(d)(e)
.............. 545 79,298
Yango Justice International Ltd., 8.25%
,
11/25/23
(c)(d)(e)
.............. 545 10,900
Yuzhou Group Holdings Co. Ltd.,
6.35%
,
01/13/27
(c)(d)(e)
......... 345 30,188
Zhenro Properties Group Ltd., 6.63%
,
01/07/26
(c)(d)(e)
.............. 545 40,875
1,777,708
Hong Kong — 0.0%
Melco Resorts Finance Ltd., 5.63%
,
07/17/27
(c)
................ 545 473,469
Macau — 0.0%
Champion Path Holdings Ltd., 4.85%
,
01/27/28
(c)
................ 545 455,007
MGM China Holdings Ltd., 4.75%
,
02/01/27
(c)
................ 545 485,437
Studio City Finance Ltd., 5.00%
,
01/15/29
(a)
................ 545 414,200
1,354,644
Total Corporate Bonds — 0.1%
(Cost: $11,705,070) .............................. 3,605,821
Foreign Government Obligations
Italy — 0.1%
Republic of Italy, 0.10%
,
05/15/33
(a)(c)
EUR 2,961 2,686,090
Total Foreign Government Obligations — 0.1%
(Cost: $2,686,256) .............................. 2,686,090
Shares
Shares
Investment Companies
iShares Residential and Multisector
Real Estate ETF
(h)
........... 32,341 2,283,921
Strategic Risk Allocation Cayman
Fund
(e)
................... 339,702,867 5,978,771
Total Investment Companies — 0.3%
(Cost: $9,389,950) .............................. 8,262,692
Par (000)
Pa r (000)
Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 1.0%
United States — 1.0%
(a)
CSMC Trust, Series 2022-NQM5, Class
A1, 5.17%, 05/25/67
(b)
........ USD 5,943 5,769,880
Ellington Financial Mortgage Trust,
Series 2021-3, Class A1, 1.24%,
09/25/66
(b)
................ 3,780 2,939,818
Security
Par (000)
Par (000) Value
United States (continued)
Homeward Opportunities Fund Trust,
Series 2022-1, Class A1, 5.08%,
07/25/67
(i)
................. USD 2,878 $ 2,819,321
JP Morgan Mortgage Trust, Series
2023-DSC1, Class A1, 4.62%,
07/25/63
(b)
................ 1,625 1,527,877
OBX Trust
Series 2022-NQM1, Class A1,
2.31%, 11/25/61
(b)
......... 1,245 1,064,145
Series 2022-NQM9, Class A1A,
6.45%, 09/25/62
(i)
......... 3,794 3,800,344
PRKCM Trust, Series 2022-AFC2,
Class A1, 5.33%, 08/25/57
(b)
.... 930 914,668
SG Residential Mortgage Trust, Series
2022-2, Class A1, 5.35%, 08/25/62
(i)
1,495 1,470,137
Verus Securitization Trust
(i)
Series 2022-7, Class A1, 5.15%,
07/25/67 ............... 4,351 4,259,902
Series 2022-INV2, Class A1, 6.79%,
10/25/67 ............... 1,298 1,306,665
25,872,757
Commercial Mortgage-Backed Securities — 0.2%
United States — 0.2%
(a)(b)
BX Commercial Mortgage Trust
Series 2020-VIV2, Class C, 3.54%,
03/09/44 ............... 950 770,434
Series 2020-VIV3, Class B, 3.54%,
03/09/44 ............... 130 113,678
Extended Stay America Trust
Series 2021-ESH, Class B, (1-mo.
LIBOR USD at 1.38% Floor +
1.38%), 6.06%, 07/15/38 .... 2,929 2,836,754
Series 2021-ESH, Class C, (1-mo.
LIBOR USD at 1.70% Floor +
1.70%), 6.38%, 07/15/38 .... 410 397,063
Series 2021-ESH, Class D, (1-mo.
LIBOR USD at 2.25% Floor +
2.25%), 6.94%, 07/15/38 .... 820 780,925
4,898,854
Total Non-Agency Mortgage-Backed Securities — 1.2%
(Cost: $31,332,584) .............................. 30,771,611
U.S. Government Sponsored Agency Securities
Commercial Mortgage-Backed Securities — 0.5%
Federal Home Loan Mortgage Corp.
Variable Rate Notes
(a)(b)
Series 2017-K62, Class B,
3.88% ,  01/25/50 ........ 2,500 2,363,923
Series 2017-K65, Class B,
4.08% ,  07/25/50 ........ 2,000 1,906,388
Series 2018-K73, Class B,
3.85% ,  02/25/51 ........ 1,350 1,263,982
Series 2018-K82, Class B,
4.13% ,  09/25/28 ........ 2,043 1,927,489
Series 2018-K83, Class B,
4.28% ,  11/25/51 ........ 2,000 1,899,645
Series 2018-W5FX, Class CFX,
(1-mo. LIBOR USD + 0.00%),
3.42% ,  04/25/28 ........ 696 581,721
Series 2019-K91, Class B,
4.26% ,  04/25/51 ........ 2,000 1,881,664

BlackRock Inflation Protected Bond Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2023
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Series 2019-K94, Class B,
3.97% ,  07/25/52 ........ USD 2,000 $ 1,847,698
Series 2020-K737, Class B,
3.30% ,  01/25/53 ........ 932 869,459
14,541,969
Mortgage-Backed Securities — 4.0%
Uniform Mortgage-Backed Securities
(j)
4.50% ,  04/25/53 .......... 26,715 26,175,245
5.00% ,  04/25/53 .......... 79,587 79,375,298
105,550,543
Total U.S. Government Sponsored Agency Securities
—
4.5%
(Cost: $120,307,964) ............................. 120,092,512
U.S. Treasury Obligations
U.S. Treasury Bonds , 2.25%, 02/15/52 21,305 15,887,205
U.S. Treasury Inflation Linked Bonds
2.38%, 01/15/25
(k)
........... 56,007 56,683,018
2.00%, 01/15/26 ............ 36,147 36,668,780
2.38%, 01/15/27 ............ 34,948 36,226,090
1.75%, 01/15/28 ............ 32,856 33,614,864
3.63%, 04/15/28 ............ 33,639 37,548,699
2.50%, 01/15/29 ............ 30,339 32,480,965
3.88%, 04/15/29 ............ 39,070 45,006,467
3.38%, 04/15/32 ............ 14,053 16,619,935
2.13%, 02/15/40 - 02/15/41 ..... 43,373 47,865,154
0.75%, 02/15/42 - 02/15/45 ..... 94,088 81,019,401
0.63%, 02/15/43 ............ 33,755 28,481,834
1.38%, 02/15/44
(l)
........... 45,035 43,599,504
1.00%, 02/15/46 - 02/15/49 ..... 70,454 62,775,903
0.88%, 02/15/47 ............ 32,248 27,899,461
0.25%, 02/15/50 ............ 33,195 24,056,983
0.13%, 02/15/51 - 02/15/52 ..... 54,619 37,827,545
U.S. Treasury Inflation Linked Notes
0.50%, 04/15/24 - 01/15/28 ..... 134,846 131,176,983
0.13%, 07/15/24 - 01/15/32 ..... 916,822 868,667,294
0.13%, 10/15/24
(k)
........... 80,150 78,281,170
0.25%, 01/15/25 - 07/15/29 ..... 152,115 146,445,772
0.38%, 07/15/25 - 07/15/27 ..... 238,145 230,972,153
0.63%, 01/15/26 ............ 64,977 63,522,462
1.63%, 10/15/27 ............ 141,227 143,974,610
0.75%, 07/15/28 ............ 63,735 62,492,527
0.88%, 01/15/29 ............ 59,190 58,147,290
0.13%, 01/15/30
(m)
........... 78,996 73,612,065
0.63%, 07/15/32
(k)(m)
.......... 104,795 100,089,139
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations (continued)
1.13%, 01/15/33
(k)
........... USD 63,079 $ 62,913,489
1.50%, 02/15/53 ............ 19,680 19,968,152
Total U.S. Treasury Obligations — 102.3%
(Cost: $2,855,734,663) ........................... 2,704,524,914
Total Long-Term Investments — 111.4%
(Cost: $3,120,527,471) ........................... 2,948,263,398
Shares
Shares
Short-Term Securities
Money Market Funds — 0.4%
BlackRock Liquidity Funds, T-Fund,
Institutional Class, 4.70%
(h)(n)
.... 10,424,759 10,424,759
Total Short-Term Securities — 0.4%
(Cost: $10,424,759) .............................. 10,424,759
Total Options Purchased — 0.1%
(Cost: $3,049,405 ) .............................. 2,347,126
Total Investments Before Options Written and TBA Sale
Commitments — 111.9%
(Cost: $3,134,001,635) ........................... 2,961,035,283
Total Options Written — (0.1)%
(Premiums Received — $(4,368,844)) ................. (3,509,553)
Par (000)
Pa r (000)
TBA Sale Commitments
Uniform Mortgage-Backed Securities,
5.00%, 04/25/53
(j)
........... (53,290) (53,148,448)
Total TBA Sale Commitments — (2.0)%
(Proceeds: $(52,378,241)) ......................... (53,148,448)
Total Investments Net of Options Written and TBA Sale
Commitments — 109.8%
(Cost: $3,077,254,550) ........................... 2,904,377,282
Liabilities in Excess of Other Assets — (9.8)% ............ (259,541,570)
Net Assets — 100.0% .............................. $ 2,644,835,712
(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(c)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)
Issuer filed for bankruptcy and/or is in default.
(e)
Non-income producing security.
(f)
Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(g)
Perpetual security with no stated maturity date.
(h)
Affiliate of the Fund.
(i)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(j)
Represents or includes a TBA transaction.
(k)
All or a portion of the security has been pledged as collateral in connection with outstanding reverse repurchase agreements.
(l)
All or a portion of the security has been pledged as collateral in connection with outstanding TBA commitments.
(m)
All or a portion of the security has been pledged as collateral in connection with outstanding OTC derivatives.
(n)
Annualized 7-day yield as of period end.

BlackRock Inflation Protected Bond Portfolio

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2023
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended March 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
12/31/22
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
03/31/23
Shares
Held at
03/31/23 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class ... $ 8,792,373 $ 1,632,386
(a)
$ — $ — $ — $ 10,424,759 10,424,759 $ 36,273 $ —
iShares Residential and
Multisector Real Estate ETF . 2,210,184 — — — 73,737 2,283,921 32,341 11,846 —
$ — $ 73,737 $ 12,708,680 $ 48,119 $ —
— —
(a)
Represents net amount purchased (sold).
Reverse Repurchase Agreements
Counterparty
Interest
Rate
Trade
Date
Maturity
Date Face Value
Face Value
Including
Accrued Interest
Type of Non-Cash
Underlying Collateral
Remaining Contractual
Maturity of the Agreements
Nomura Securities
International, Inc. ..... 4.96% 03/31/23 04/03/23   $ 24,187,500 $ 24,190,832 U.S. Treasury Obligations Overnight
Nomura Securities
International, Inc. ..... 4.96 03/31/23 04/03/23   87,108,750 87,120,752 U.S. Treasury Obligations Overnight
Nomura Securities
International, Inc. ..... 4.96 03/31/23 04/03/23   27,490,103 27,493,891 U.S. Treasury Obligations Overnight
Nomura Securities
International, Inc. ..... 4.96 03/31/23 04/03/23   78,273,120 78,283,904 U.S. Treasury Obligations Overnight
$ 217,059,473 $ 217,089,379

BlackRock Inflation Protected Bond Portfolio

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2023
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Euro-Bund .............................................................. 109 06/08/23 $ 16,058 $ 577,553
3-mo. Euro Euribor ......................................................... 50 12/18/23 13,076 4,696
3-mo. Euro Euribor ......................................................... 46 06/17/24 12,070 2,341
584,590
Short Contracts
Euro-BTP ............................................................... 161 06/08/23 20,141 (638,530)
Japan 10 Year Bond ........................................................ 94 06/13/23 104,864 (1,871,387)
S&P 500 E-Mini Index ....................................................... 47 06/16/23 9,724 4,138
3-mo. Euro Euribor ......................................................... 96 06/19/23 25,133 841
U.S. Treasury 10 Year Note ................................................... 279 06/21/23 32,102 (609,552)
U.S. Treasury 10 Year Ultra Note ............................................... 44 06/21/23 5,336 (134,219)
U.S. Treasury 2 Year Note .................................................... 997 06/30/23 205,982 130,569
U.S. Treasury 5 Year Note .................................................... 1,227 06/30/23 134,539 (2,500,340)
3-mo. SOFR ............................................................. 5 12/19/23 1,193 8,054
3-mo. SOFR ............................................................. 101 03/19/24 24,171 22,317
(5,588,109)
$ (5,003,519)
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
EUR 11,571,000 USD 12,519,371 Royal Bank of Canada 06/21/23 $ 85,894
USD 2,962,753 EUR 2,717,000 Royal Bank of Canada 06/21/23 2,895
USD 2,197,392 JPY 287,697,000 Deutsche Bank AG 06/21/23 5,126
93,915
JPY 245,920,596 USD 1,855,000 JPMorgan Chase Bank NA 04/04/23 (2,840)
USD 311,994 AUD 468,000 UBS AG 06/21/23 (1,752)
USD 387,999 CAD 533,000 HSBC Bank plc 06/21/23 (6,891)
USD 4,997,313 EUR 4,625,775 Toronto Dominion Bank 06/21/23 (41,933)
USD 7,974,798 EUR 7,391,225 UBS AG 06/21/23 (77,086)
(130,502)
$ (36,587)
OTC Barrier Options Purchased
Description Type of Option Counterparty
Expiration
Date
Exercise
Price
Barrier
Price/Range
Notional
Amount (000) Value
Put
USD Currency ............... Up and In Bank of America NA 06/28/23 JPY 127.00 JPY 135.00 USD 3,922 $ 15,225
$ –
Exchange-Traded Options Purchased
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Put
3-mo. SOFR Interest Futures .................... 1,952 04/14/23 USD 95.81 USD 488,000 $ 48,800
Ally Financial, Inc. ........................... 650 06/16/23 USD 20.00 USD 1,657 61,750

BlackRock Inflation Protected Bond Portfolio

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2023
Exchange-Traded Options Purchased (continued)
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Ally Financial, Inc. ........................... 360 09/15/23 USD 20.00 USD 918 $ 63,000
$ 173,550
OTC Currency Options Purchased
Description Counterparty
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Put
USD Currency ........................... Goldman Sachs International 06/21/23 MXN 18.50 USD 11,715 $ 347,824
EUR Currency ........................... Goldman Sachs International 06/29/23 USD 1.08 EUR 30,246 337,675
$ —
$ 685,499
$ —
OTC Dual Binary Options Purchased
Description
(a)
Counterparty Units
Expiration
Date
Notional
Amount (000) Value
Put
Dual Binary Option payout at expiry if USDJPY <
128.506 and JPY TONAR 10 year > 0.888 ........ Citibank NA 1,005,000 06/30/23 USD 129,153 $ 78,100
(a)
Option only pays if both terms are met on the expiration date.
OTC Interest Rate Swaptions Purchased
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Call
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.00% Semi-Annual
Morgan Stanley & Co.
International plc 03/28/24 3.00 % USD 19,840 $ 697,376
Put
10-Year Interest Rate Swap
(a)
3.00% Semi-Annual 1-day SOFR Annual
Morgan Stanley & Co.
International plc 03/28/24 3.00 USD 19,840 697,376
$ 1,394,752
(a)
Forward settling swaption.
Exchange-Traded Options Written
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Put
3-mo. SOFR Interest Futures ..................... 2,603 04/14/23 USD 95.13 USD 650,750 $ (16,269)

BlackRock Inflation Protected Bond Portfolio

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2023
OTC Options Written
Description Counterparty
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Put
USD Currency .............. Goldman Sachs International — 06/21/23 MXN 17.70 USD 11,715 $ (97,697)
USD Currency .............. Goldman Sachs International — 06/21/23 MXN 18.10 USD 11,715 (200,511)
EUR Currency .............. Goldman Sachs International — 06/29/23 USD 1.02 EUR 30,246 (55,448)
$ (353,656)
OTC Interest Rate Swaptions Written
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Call
10-Year Interest Rate Swap
(a)
3.02% Semi-Annual 1-day SOFR Annual Deutsche Bank AG 12/14/23 3.02 % USD 40,406 $ (1,159,705)
10-Year Interest Rate Swap
(a)
3.35% Semi-Annual 1-day SOFR Annual Barclays Bank plc 02/20/24 3.35 USD 8,123 (389,864)
(1,549,569)
Put
2-Year Interest Rate Swap
(a)
. 1-day SONIA Annual 4.92% Annual Citibank NA 09/07/23 4.92 GBP 23,160 (82,536)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.02% Semi-Annual Deutsche Bank AG 12/14/23 3.02 USD 40,406 (1,319,827)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.35% Semi-Annual Barclays Bank plc 02/20/24 3.35 USD 8,123 (187,696)
(1,590,059)
$ (3,139,628)
(a)
Forward settling swaption.
Centrally Cleared Interest Rate Swap s
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
0.27% Annual 1-day TONAR Annual N/A 01/05/25 JPY 406,270 $ (10,407) $ — $ (10,407)
0.21% Annual 1-day TONAR Annual N/A 02/03/25 JPY 265,022 (3,591) — (3,591)
0.20% Annual 1-day TONAR Annual N/A 02/03/25 JPY 265,022 (3,392) — (3,392)
3.36% Annual 1-day SOFR Annual N/A 12/22/32 USD 9,194 (97,005) — (97,005)
3.15% Annual 1-day SOFR Annual 02/14/28
(a)
02/14/33 USD 686 (4,226) — (4,226)
1-day ESTR Annual 2.69% Annual 02/15/28
(a)
02/15/33 EUR 612 392 — 392
0.92% Annual 1-day TONAR Annual N/A 02/15/33 JPY 762,482 (159,574) — (159,574)
0.90% Annual 1-day TONAR Annual N/A 02/15/33 JPY 263,238 (51,212) — (51,212)
0.89% Annual 1-day TONAR Annual N/A 02/15/33 JPY 263,238 (48,787) — (48,787)
0.90% Annual 1-day TONAR Annual N/A 02/15/33 JPY 526,476 (103,393) — (103,393)
3.28% Annual 1-day SOFR Annual 02/24/28
(a)
02/24/33 USD 683 (7,730) — (7,730)
1-day ESTR Annual 2.95% Annual 03/02/28
(a)
03/02/33 EUR 308 3,691 — 3,691
3.45% Annual 1-day SOFR Annual 03/02/28
(a)
03/02/33 USD 343 (6,228) — (6,228)
3.28% Annual 1-day SOFR Annual 03/03/28
(a)
03/03/33 USD 316 (3,603) — (3,603)
3.35% Annual 1-day SOFR Annual 03/03/28
(a)
03/03/33 USD 326 (4,614) — (4,614)
3.15% Annual 1-day SOFR Annual 03/03/28
(a)
03/03/33 USD 297 (1,839) — (1,839)
3.78% Annual 1-day SOFR Annual N/A 03/06/33 USD 9,523 (468,671) — (468,671)
1-day SOFR Annual 3.11% Annual N/A 03/14/33 USD 6,333 (49,559) 2,555 (52,114)
1-day SOFR Annual 3.31% Annual N/A 03/15/33 USD 4,285 38,877 — 38,877
1-day SOFR Annual 3.31% Annual N/A 03/15/33 USD 5,238 46,366 — 46,366
1-day SOFR Annual 3.21% Annual N/A 03/17/33 USD 4,762 5,202 — 5,202
1-day SOFR Annual 3.22% Annual N/A 03/17/33 USD 4,762 6,416 — 6,416
3.35% Annual 1-day SOFR Annual N/A 03/20/33 USD 1,441 (18,472) — (18,472)
1-day ESTR Annual 2.74% Annual 03/22/28
(a)
03/22/33 EUR 297 833 — 833
3.13% Annual 1-day SOFR Annual 03/22/28
(a)
03/22/33 USD 327 (1,708) — (1,708)

BlackRock Inflation Protected Bond Portfolio

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2023
Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
3-mo. BA Semi-Annual 3.30% Semi-Annual N/A 03/27/33 CAD 202 $ (272) $ 15 $ (287)
3-mo. BA Semi-Annual 3.35% Semi-Annual N/A 03/30/33 CAD 411 795 (859) 1,654
0.88% Annual 1-day TONAR Annual N/A 05/23/52 JPY 5,378 1,638 — 1,638
0.85% Annual 1-day TONAR Annual N/A 05/26/52 JPY 4,434 1,618 — 1,618
0.79% Annual 1-day TONAR Annual N/A 05/27/52 JPY 4,434 2,134 — 2,134
2.37% Annual 1-day SOFR Annual 02/03/43
(a)
02/03/53 USD 282 (72) — (72)
2.37% Annual 1-day SOFR Annual 02/09/43
(a)
02/09/53 USD 263 (32) — (32)
2.47% Annual 1-day SOFR Annual 02/10/43
(a)
02/10/53 USD 346 (1,659) — (1,659)
2.41% Annual 1-day SOFR Annual 02/17/43
(a)
02/17/53 USD 346 (771) — (771)
3.37% Semi-Annual 3-mo. BA Semi-Annual N/A 03/27/53 CAD 88 102 (15) 117
3.40% Semi-Annual 3-mo. BA Semi-Annual N/A 03/30/53 CAD 178 (586) 464 (1,050)
$ (939,339) $ 2,160 $ (941,499)
(a)
Forward swap.
Centrally Cleared Inflation Swap s
Paid by the Fund Received by the Fund
Reference Frequency Rate Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
U.S. Consumer Price Index
All Items Monthly At Termination 3.17% At Termination 10/21/23 USD 7,275 $ (25,991) $ — $ (25,991)
U.S. Consumer Price Index
All Items Monthly At Termination 2.21% At Termination 01/06/24 USD 7,070 (53,831) — (53,831)
2.99% At Termination
U.S. Consumer Price
Index All Items Monthly At Termination 10/21/24 USD 7,275 (24,193) — (24,193)
2.31% At Termination
U.S. Consumer Price
Index All Items Monthly At Termination 01/06/25 USD 7,070 43,121 — 43,121
U.S. Consumer Price Index
All Items Monthly At Termination 2.55% At Termination 02/10/33 USD 2,970 (11,625) — (11,625)
Harmonised Index of
Consumer Prices ex.
Tobacco All Items Monthly At Termination 2.54% At Termination 03/15/33 EUR 2,565 7,292 1,327 5,965
Harmonised Index of
Consumer Prices ex.
Tobacco All Items Monthly At Termination 2.43% At Termination 07/15/52 EUR 425 (47,700) — (47,700)
2.60% At Termination
Harmonised Index
of Consumer Prices ex.
Tobacco All Items Monthly At Termination 08/15/52 EUR 830 40,187 — 40,187
Harmonised Index of
Consumer Prices ex.
Tobacco All Items Monthly At Termination 2.44% At Termination 08/15/52 EUR 1,680 (172,521) — (172,521)
2.49% At Termination
U.S. Consumer Price
Index All Items Monthly At Termination 12/12/52 USD 1,020 (19,686) — (19,686)
2.45% At Termination
U.S. Consumer Price
Index All Items Monthly At Termination 02/10/53 USD 1,070 (9,656) (5,561) (4,095)
2.39% At Termination
U.S. Consumer Price
Index All Items Monthly At Termination 03/10/53 USD 12,402 81,689 — 81,689
Harmonised Index of
Consumer Prices ex.
Tobacco All Items Monthly At Termination 2.64% At Termination 03/15/53 EUR 420 (2,010) — (2,010)

BlackRock Inflation Protected Bond Portfolio

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2023
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/ or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Certain investments of the Fund were fair valued using net asset value ("NAV") as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Centrally Cleared Inflation Swaps (continued)
Paid by the Fund Received by the Fund
Reference Frequency Rate Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Harmonised Index of
Consumer Prices ex.
Tobacco All Items Monthly At Termination 2.69% At Termination 03/15/53 EUR 420 $ 4,769 $ — $ 4,769
$ (190,155) $ (4,234) $ (185,921)
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1-day ESTR ......................................... Euro Short-Term Rate 993.30%
1-day SOFR ......................................... Secured Overnight Financing Rate 4.87
1-day SONIA ......................................... Sterling Overnight Index Average 4.18
1-day TONAR ........................................ Tokyo Overnight Average Rate (0.03)
3-mo. BA ........................................... Canadian Bankers Acceptances 5.06
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities ................................... $ — $ 77,494,308 $ — $ 77,494,308
Common Stocks ......................................... 825,450 — — 825,450
Corporate Bonds ........................................ — 3,605,821 — 3,605,821
Foreign Government Obligations .............................. — 2,686,090 — 2,686,090
Investment Companies .................................... 8,262,692 — — 8,262,692
Non-Agency Mortgage-Backed Securities ........................ — 30,771,611 — 30,771,611
U.S. Government Sponsored Agency Securities .................... — 120,092,512 — 120,092,512
U.S. Treasury Obligations ................................... — 2,704,524,914 — 2,704,524,914

BlackRock Inflation Protected Bond Portfolio

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2023
Level 1 Level 2 Level 3 Total
Short-Term Securities
Money Market Funds ...................................... $ 10,424,759 $ — $ — $ 10,424,759
Options Purchased
Equity contracts .......................................... 124,750 — — 124,750
Foreign currency exchange contracts ........................... — 700,724 — 700,724
Interest rate contracts ...................................... 48,800 1,394,752 — 1,443,552
Other contracts .......................................... — 78,100 — 78,100
Liabilities
Investments
TBA Sale Commitments .................................... — (53,148,448) — (53,148,448)
$ 19,686,451 $ 2,888,200,384 $ — $ 2,907,886,835
Derivative Financial Instruments
(a)
Assets
Equity contracts ........................................... $ 4,138 $ — $ — $ 4,138
Foreign currency exchange contracts ............................ — 93,915 — 93,915
Interest rate contracts ....................................... 746,371 108,938 — 855,309
Other contracts ........................................... — 175,731 — 175,731
Liabilities
Foreign currency exchange contracts ............................ — (484,158) — (484,158)
Interest rate contracts ....................................... (5,770,297) (4,190,065) — (9,960,362)
Other contracts ........................................... — (361,652) — (361,652)
$ (5,019,788) $ (4,657,291) $ — $ (9,677,079)
(a)
Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.
The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount or face value, including accrued interest, for financial reporting purposes. As of period end, reverse repurchase agreements of $217,089,379 are categorized as Level 2 within the disclosure hierarchy.
Currency Abbreviation
AUD Australian Dollar
CAD Canadian Dollar
EUR Euro
GBP British Pound
JPY Japanese Yen
MXN Mexican Peso
USD United States Dollar
Portfolio Abbreviation
BA Canadian Bankers Acceptances
CSMC Credit Suisse Mortgage Capital
ESTR Euro Short-Term Rate
ETF Exchange-Traded Fund
EURIBOR Euro Interbank Offered Rate
LIBOR London Interbank Offered Rate
OTC Over-the-co unter
PIK Payment-In-Kind
S&P Standard & Poor's
SONIA Sterling Overnight Interbank Average Rate
SOFR Secured Overnight Financing Rate
TBA To-be-announced
TONAR Tokyo Overnight Average Rate
Fair Value Hierarchy as of Period End (continued)